Condensed Financial Information of The Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - CNY (¥)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
ASSETS
Investment in subsidiaries	¥ 62,730,819	¥ 22,430,461
Total assets		22,430,461
LIABILITIES
Investment in subsidiaries			20,279,062
Total liabilities	62,730,819	20,279,062
Shareholders’ (deficit)/equity
Subscription receivable	(886)	(725)	(725)
Additional paid-in capital	74,507,668	31,500,000
Accumulated deficit	(11,776,849)	(9,069,539)	(20,279,062)
Total shareholders’ (deficit) equity	62,730,819	22,430,461	(20,279,062)
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT)/EQITY
Previously Reported
LIABILITIES
Total liabilities			20,279,062
Shareholders’ (deficit)/equity
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT)/EQITY		22,430,461
Class A Ordinary Shares
Shareholders’ (deficit)/equity
Ordinary shares, value	792	631	631
Class B Ordinary Shares
Shareholders’ (deficit)/equity
Ordinary shares, value	¥ 94	¥ 94	¥ 94